General information and significant event of the year (Details) $ in Thousands, item in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
General information and significant event of the year
Decrease in passenger traffic (as a percent)	41.50%
Decrease in percentage of passenger traffic, compared to second previous year	57.60%
Number of passengers served | item	35.7	25.2	84.2
Revenue	$ 706,913	$ 607,356	$ 1,558,640
Cost of sales	$ 622,381	$ 653,583	$ 1,138,425